Operating Leases (Tables)	12 Months Ended
Sep. 30, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases	As of September 30, 2018, future minimum lease payments under all noncancelable operating leases for the succeeding five fiscal years and thereafter are as follows (in millions):
Fiscal 2019	$132.1
Fiscal 2020	112.0
Fiscal 2021	87.9
Fiscal 2022	66.8
Fiscal 2023	51.6
Thereafter	165.4
Total future minimum lease payments	$615.8